Lease (Details) - Schedule of Lease Payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Payments [Abstract]
Lease payments	$ 80	$ 79
Total	$ 80	$ 79